INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities:
Net loss	$ (6,852)	$ (19)
Adjustments for non-cash items:
Revaluation of financial instruments	(589)	(291)
Fair value adjustment on convertible promissory notes	945	0
Discount expenses in respect of convertible debentures	53	152
Depreciation of property, plant and equipment	114	128
Amortization of intangible assets	762	655
Depreciation of right-of-use assets	173	151
Finance expenses, net	3,710	230
Deferred tax liability, net	(88)	(80)
Share-based payments	0	12
Gain from debt restructuring	(482)	0
Discount expenses in respect of loans and credit received	0	77
Total adjustments for non-cash items	4,598	1,034
Changes in working capital:
Decrease in trade receivables	5,127	1,631
Increase in other current assets	(654)	(2,297)
Decrease (increase) in inventory	1,795	(342)
Increase (decrease) in trade payables	(2,904)	913
Increase (decrease) in other current liabilities	(2,433)	3,075
Changes in non-cash working capital	931	2,980
Taxes paid	(16)	(6)
Net cash provided by (used in) operating activities	(1,339)	3,989
Cash flows from investing activities:
Purchase of property, plant and equipment	(6)	(4)
Change in restricted cash	458	23
Net cash provided by investing activities	452	19
Cash flow from financing activities:
Repayment of lease liabilities	(167)	(120)
Proceeds received from warrants exercised	853	0
Proceeds received from convertible promissory notes issued	2,524	0
Payment of interest on lease liabilities	(15)	(18)
Proceeds received from loans and credit received	3,151	881
Repayment of loans and credit	(2,092)	(1,453)
Interest paid	(350)	(1,244)
Repayment of discounted checks	(4,184)	(873)
Net cash used in financing activities	(280)	(2,827)
Effect of foreign exchange on cash	57	(1,250)
Change in cash	(1,110)	(69)
Cash at the beginning of the period	2,727	863
Cash at end of the period	1,617	794
Supplemental disclosure of non-cash activities:
Right-of-use assets recognized with corresponding lease liabilities	0	159
Common shares issued upon exercise of pre-funded warrants	0	372
Common shares issued upon partial conversion of convertible debentures	0	1,395
Common shares issued upon partial conversion of convertible promissory notes	3,370	0
Common shares issued as debt settlement	$ 0	$ 190